EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.35%
$ 1,122,000	American Express Credit Account Master Trust Series 2021-1 Class A 0.90%, 11/15/2026	$ 1,036,554
	Capital One Multi-Asset Execution Trust
	Series 2019-A3 Class A3
500,000	2.06%, 08/15/2028	451,017
	Series 2022-A2 Class A
1,300,000	3.49%, 05/15/2027	1,260,414
1,100,000	Carmax Auto Owner Trust Series 2021-1 Class A4 0.53%, 10/15/2026	1,015,151
1,000,000	Honda Auto Receivables Owner Trust Series 2021-3 Class A3 0.41%, 11/18/2025	952,713
300,000	PFS Financing Corp(a) Series 2021-A Class A 0.71%, 04/15/2026	279,893
500,000	Santander Drive Auto Receivables Trust Series 2022-3 Class A3 3.40%, 12/15/2026	490,940
570,000	Santander Retail Auto Lease Trust (a) Series 2021-B Class A3 0.51%, 08/20/2024	548,807
750,000	Toyota Auto Loan Extended Note Trust (a) Series 2019-1A Class A 2.56%, 11/25/2031	722,695
500,000	Volkswagen Auto Loan Enhanced Trust Series 2020-1 Class A4 1.26%, 08/20/2026	482,277
1,000,000	World Omni Auto Receivables Trust Series 2020-C Class A4 0.61%, 10/15/2026	935,420
TOTAL ASSET-BACKED SECURITIES — 0.35% (Cost $8,586,488)		$8,175,881
CORPORATE BONDS AND NOTES
Basic Materials — 0.53%
500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	473,893
1,000,000	Cabot Corp 5.00%, 06/30/2032	897,672
	Celanese US Holdings LLC
500,000	3.50%, 05/08/2024	477,842
1,000,000	6.17%, 07/15/2027	946,405
175,000	CF Industries Inc 5.15%, 03/15/2034	157,312
1,150,000	Dow Chemical Co 4.80%, 11/30/2028	1,094,779
Principal Amount		Fair Value
Basic Materials — (continued)
$ 1,250,000	DuPont de Nemours Inc 4.49%, 11/15/2025	$ 1,227,823
500,000	Eastman Chemical Co 4.65%, 10/15/2044	389,965
	Ecolab Inc
500,000	1.65%, 02/01/2027	438,924
1,000,000	2.70%, 12/15/2051	636,728
250,000	Mosaic Co 5.45%, 11/15/2033	235,407
500,000	Newmont Corp 2.80%, 10/01/2029	413,905
1,000,000	Nucor Corp 3.95%, 05/23/2025	969,137
1,000,000	Nutrien Ltd 4.13%, 03/15/2035	848,539
1,000,000	Sherwin-Williams Co(b) 2.20%, 03/15/2032	756,013
500,000	Southern Copper Corp 5.25%, 11/08/2042	438,065
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	843,833
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	237,278
1,175,000	Westlake Corp 3.13%, 08/15/2051	723,744
		12,207,264
Communications — 2.10%
	Alphabet Inc
1,000,000	2.00%, 08/15/2026	912,617
175,000	1.90%, 08/15/2040	112,331
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	1,863,756
175,000	2.10%, 05/12/2031	141,913
1,000,000	3.60%, 04/13/2032(b)	909,281
2,500,000	2.50%, 06/03/2050	1,560,835
175,000	3.10%, 05/12/2051	122,513
175,000	3.25%, 05/12/2061	117,750
750,000	America Movil SAB de CV 2.88%, 05/07/2030	629,865
	AT&T Inc
175,000	2.30%, 06/01/2027	152,953
1,629,000	4.30%, 02/15/2030	1,488,372
2,000,000	2.75%, 06/01/2031	1,600,939
2,338,000	2.55%, 12/01/2033	1,730,923
175,000	4.50%, 05/15/2035	151,563
2,222,000	3.30%, 02/01/2052	1,432,061
1,034,000	3.50%, 09/15/2053	688,996
925,000	Bell Telephone Co of Canada or Bell Canada 3.20%, 02/15/2052	600,323
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,945,000	4.91%, 07/23/2025	1,896,684
1,000,000	3.50%, 03/01/2042	634,511
1,000,000	5.38%, 05/01/2047	773,532
	Comcast Corp
1,000,000	3.70%, 04/15/2024	983,490

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 1,000,000	1.95%, 01/15/2031	$ 777,285
2,500,000	3.40%, 07/15/2046	1,764,018
175,000	2.80%, 01/15/2051	107,194
1,586,000	2.89%, 11/01/2051	993,202
1,388,000	2.94%, 11/01/2056	828,462
175,000	2.99%, 11/01/2063	101,359
640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	733,245
1,000,000	Discovery Communications LLC 3.63%, 05/15/2030	821,239
1,000,000	eBay Inc(b) 2.60%, 05/10/2031	779,605
1,000,000	Fox Corp 5.48%, 01/25/2039	867,256
1,500,000	Motorola Solutions Inc 2.75%, 05/24/2031	1,144,792
1,500,000	Paramount Global 2.90%, 01/15/2027	1,335,690
1,000,000	Rogers Communications Inc(a) 4.50%, 03/15/2042	805,910
175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	133,133
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	517,805
	T-Mobile USA Inc
1,500,000	1.50%, 02/15/2026	1,316,565
1,000,000	5.20%, 01/15/2033	956,405
1,500,000	4.38%, 04/15/2040	1,221,426
1,675,000	3.40%, 10/15/2052	1,105,815
175,000	3.60%, 11/15/2060	112,315
	TWDC Enterprises 18 Corp
500,000	1.85%, 07/30/2026	445,693
1,000,000	4.13%, 12/01/2041	828,278
1,000,000	VeriSign Inc(b) 2.70%, 06/15/2031	775,748
	Verizon Communications Inc
1,500,000	2.63%, 08/15/2026	1,362,420
1,110,000	2.10%, 03/22/2028	937,077
675,000	2.55%, 03/21/2031	538,939
390,000	4.27%, 01/15/2036	332,765
1,000,000	2.85%, 09/03/2041	666,760
1,250,000	3.85%, 11/01/2042	958,213
1,175,000	3.55%, 03/22/2051	826,215
1,675,000	2.99%, 10/30/2056	995,657
175,000	3.70%, 03/22/2061	118,804
1,500,000	Vodafone Group PLC 4.13%, 05/30/2025	1,471,710
	Walt Disney Co
2,500,000	2.20%, 01/13/2028(b)	2,176,744
1,500,000	2.65%, 01/13/2031	1,241,160
		48,604,112
Consumer, Cyclical — 1.54%
1,000,000	American Honda Finance Corp 2.15%, 09/10/2024	951,321
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 175,000	AutoNation Inc 2.40%, 08/01/2031	$ 124,180
500,000	AutoZone Inc 3.63%, 04/15/2025	481,061
175,000	Brunswick Corp 2.40%, 08/18/2031	121,605
500,000	Costco Wholesale Corp(b) 1.75%, 04/20/2032	385,443
1,000,000	Daimler Trucks Finance North America LLC(a) 2.50%, 12/14/2031	757,384
500,000	Dollar General Corp 3.50%, 04/03/2030	438,550
1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	783,908
1,000,000	DR Horton Inc 1.40%, 10/15/2027	807,205
	General Motors Co
175,000	6.25%, 10/02/2043	152,010
1,000,000	5.20%, 04/01/2045	761,421
	General Motors Financial Co Inc
1,000,000	2.75%, 06/20/2025	921,142
500,000	1.25%, 01/08/2026	429,733
2,675,000	2.70%, 08/20/2027	2,264,973
	Home Depot Inc
175,000	3.00%, 04/01/2026	165,313
1,000,000	3.90%, 12/06/2028	949,856
1,500,000	1.88%, 09/15/2031	1,161,490
1,000,000	4.50%, 09/15/2032	955,825
1,500,000	3.63%, 04/15/2052	1,133,487
	Kohl's Corp
175,000	3.38%, 05/01/2031	108,080
175,000	5.55%, 07/17/2045	104,771
175,000	Las Vegas Sands Corp 2.90%, 06/25/2025	156,949
	Lowe's Cos Inc
2,000,000	3.65%, 04/05/2029	1,802,366
1,000,000	5.00%, 04/15/2033	944,596
1,000,000	2.80%, 09/15/2041	636,920
1,000,000	Marriott International Inc 3.13%, 06/15/2026	922,403
	McDonald's Corp
500,000	1.45%, 09/01/2025	455,889
175,000	3.70%, 01/30/2026	168,708
1,000,000	2.63%, 09/01/2029	853,454
1,000,000	4.60%, 09/09/2032	955,362
1,000,000	Mercedes-Benz Finance North America LLC(a) 1.45%, 03/02/2026	878,669
1,000,000	Nike Inc 2.85%, 03/27/2030	868,727
1,000,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	935,761
500,000	PACCAR Financial Corp(b) 2.00%, 02/04/2027	448,331
1,500,000	Starbucks Corp 2.25%, 03/12/2030	1,213,845
	Target Corp
500,000	3.38%, 04/15/2029	457,116

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	2.95%, 01/15/2052	$ 672,274
	Toyota Motor Credit Corp
2,000,000	1.90%, 01/13/2027	1,762,852
1,000,000	4.45%, 06/29/2029	964,799
600,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	564,562
	Walmart Inc
2,500,000	1.50%, 09/22/2028	2,090,444
1,000,000	4.15%, 09/09/2032	957,894
	Warnermedia Holdings Inc(a)
2,500,000	4.05%, 03/15/2029	2,159,219
1,000,000	5.05%, 03/15/2042	748,244
		35,578,142
Consumer, Non-Cyclical — 3.91%
	Abbott Laboratories
500,000	2.95%, 03/15/2025	481,033
1,000,000	1.15%, 01/30/2028	833,689
500,000	1.40%, 06/30/2030	390,608
	AbbVie Inc
1,925,000	2.60%, 11/21/2024	1,831,878
1,000,000	2.95%, 11/21/2026	916,158
1,500,000	4.50%, 05/14/2035	1,334,471
1,000,000	4.88%, 11/14/2048	879,267
175,000	4.25%, 11/21/2049	140,484
500,000	Aetna Inc 3.88%, 08/15/2047	367,935
500,000	AmerisourceBergen Corp 2.80%, 05/15/2030	413,011
	Amgen Inc
175,000	1.65%, 08/15/2028	144,307
1,334,000	2.00%, 01/15/2032	1,014,300
4,229,000	2.80%, 08/15/2041	2,886,505
675,000	3.00%, 01/15/2052	421,954
1,892,000	2.77%, 09/01/2053	1,102,373
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
1,000,000	3.65%, 02/01/2026	960,570
2,500,000	4.70%, 02/01/2036	2,253,106
675,000	4.90%, 02/01/2046	586,629
	Anheuser-Busch InBev Worldwide Inc
1,000,000	3.75%, 07/15/2042	759,595
175,000	4.50%, 06/01/2050	144,205
1,000,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	844,795
1,500,000	AstraZeneca PLC 1.38%, 08/06/2030	1,157,677
1,000,000	Baxter International Inc 2.54%, 02/01/2032	778,412
	Becton Dickinson and Co
500,000	3.70%, 06/06/2027	465,297
1,000,000	4.30%, 08/22/2032(b)	912,344
500,000	4.67%, 06/06/2047	429,271
1,500,000	Biogen Inc 4.05%, 09/15/2025	1,455,940
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	829,737
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Bristol-Myers Squibb Co
$ 1,000,000	1.13%, 11/13/2027	$ 835,346
500,000	1.45%, 11/13/2030	385,591
1,000,000	4.13%, 06/15/2039	873,990
500,000	4.35%, 11/15/2047	426,989
500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	393,313
500,000	Campbell Soup Co 2.38%, 04/24/2030	396,828
	Cigna Corp
1,750,000	4.80%, 08/15/2038	1,550,730
175,000	4.90%, 12/15/2048	151,115
1,000,000	Cintas Corp No 2 4.00%, 05/01/2032	917,639
	Coca-Cola Co
1,000,000	2.00%, 03/05/2031	806,026
1,000,000	2.60%, 06/01/2050	643,390
1,000,000	Colgate-Palmolive Co(b) 3.25%, 08/15/2032	891,129
750,000	Conagra Brands Inc 4.60%, 11/01/2025	732,419
	Constellation Brands Inc
1,000,000	4.75%, 05/09/2032	935,376
500,000	5.25%, 11/15/2048	448,028
1,000,000	CSL Finance PLC(a) 4.63%, 04/27/2042	871,190
	CVS Health Corp
500,000	2.63%, 08/15/2024	479,643
750,000	1.30%, 08/21/2027	624,847
175,000	2.13%, 09/15/2031	134,839
833,000	4.78%, 03/25/2038	730,293
2,000,000	2.70%, 08/21/2040	1,312,863
1,467,965	CVS Pass-Through Trust 6.04%, 12/10/2028	1,457,777
1,000,000	Danaher Corp 2.80%, 12/10/2051	643,341
	Elevance Health Inc
1,000,000	2.25%, 05/15/2030	806,680
500,000	4.10%, 05/15/2032	451,612
500,000	4.63%, 05/15/2042	431,532
1,000,000	Eli Lilly & Co 2.25%, 05/15/2050	618,599
175,000	Equifax Inc 2.35%, 09/15/2031	131,477
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	844,794
1,000,000	General Mills Inc 4.20%, 04/17/2028	951,462
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027	823,971
1,175,000	2.60%, 10/01/2040	775,916
500,000	GlaxoSmithKline Capital PLC 3.00%, 06/01/2024	486,710
	Global Payments Inc
500,000	5.40%, 08/15/2032	463,986
500,000	4.15%, 08/15/2049	342,838
1,000,000	GSK Consumer Healthcare Capital US LLC(a) 3.63%, 03/24/2032	848,074

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	HCA Inc
$ 2,000,000	4.13%, 06/15/2029	$ 1,753,980
1,000,000	2.38%, 07/15/2031	739,725
675,000	3.50%, 07/15/2051	417,939
1,000,000	Hershey Co 1.70%, 06/01/2030	790,860
500,000	Humana Inc 3.95%, 03/15/2027	468,764
1,000,000	J M Smucker Co(b) 2.13%, 03/15/2032	746,599
2,000,000	Johnson & Johnson 3.40%, 01/15/2038	1,663,056
1,500,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	1,443,118
1,000,000	Kimberly-Clark Corp 1.05%, 09/15/2027	840,398
	Kraft Heinz Foods Co
1,000,000	3.75%, 04/01/2030	881,494
500,000	5.00%, 07/15/2035	455,051
1,000,000	Kroger Co(b) 2.20%, 05/01/2030	795,750
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	930,943
357,000	McCormick & Co Inc 3.25%, 11/15/2025	338,507
1,000,000	McKesson Corp 1.30%, 08/15/2026	863,679
72,000	Medtronic Inc 4.63%, 03/15/2045	64,983
	Merck & Co Inc
1,000,000	3.40%, 03/07/2029	917,182
500,000	1.45%, 06/24/2030	390,995
2,000,000	2.15%, 12/10/2031	1,613,065
500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	370,680
500,000	Mondelez International Inc 2.75%, 04/13/2030	416,458
500,000	Moody's Corp 3.25%, 01/15/2028	452,016
1,000,000	Novartis Capital Corp 2.20%, 08/14/2030	834,203
1,500,000	PayPal Holdings Inc 2.85%, 10/01/2029	1,283,105
	PepsiCo Inc
500,000	2.25%, 03/19/2025	472,982
2,500,000	3.45%, 10/06/2046	1,959,476
1,000,000	PerkinElmer Inc 2.25%, 09/15/2031	751,954
	Pfizer Inc
175,000	1.75%, 08/18/2031(b)	136,573
500,000	4.00%, 12/15/2036	442,054
2,000,000	2.55%, 05/28/2040	1,408,143
	Procter & Gamble Co
175,000	2.45%, 11/03/2026	162,393
2,000,000	1.20%, 10/29/2030	1,543,467
1,000,000	Regeneron Pharmaceuticals Inc 1.75%, 09/15/2030	756,858
175,000	Royalty Pharma PLC 2.15%, 09/02/2031	128,904
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	S&P Global Inc(a) 2.90%, 03/01/2032	$ 834,291
1,000,000	Sysco Corp 3.25%, 07/15/2027	908,361
1,000,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	790,485
	Thermo Fisher Scientific Inc
175,000	1.75%, 10/15/2028	146,368
1,175,000	2.00%, 10/15/2031	926,224
2,409,000	2.80%, 10/15/2041	1,685,010
	Unilever Capital Corp
1,000,000	3.50%, 03/22/2028	934,809
185,000	1.75%, 08/12/2031	142,554
175,000	2.63%, 08/12/2051	112,898
	UnitedHealth Group Inc
1,000,000	4.00%, 05/15/2029	931,738
1,500,000	3.50%, 08/15/2039	1,178,494
2,500,000	2.90%, 05/15/2050	1,641,993
1,000,000	Universal Health Services Inc(a) 2.65%, 10/15/2030	739,836
500,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	455,841
	Viatris Inc
175,000	2.70%, 06/22/2030	130,028
1,000,000	3.85%, 06/22/2040	623,456
1,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	871,747
1,000,000	Zoetis Inc 2.00%, 05/15/2030	794,213
		90,439,604
Energy — 1.69%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
1,000,000	2.06%, 12/15/2026	878,928
467,000	4.08%, 12/15/2047	345,987
	BP Capital Markets America Inc
175,000	3.63%, 04/06/2030	157,222
1,500,000	2.77%, 11/10/2050	931,507
1,000,000	3.00%, 03/17/2052	640,150
1,000,000	Canadian Natural Resources Ltd 3.85%, 06/01/2027	923,581
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	484,108
175,000	2.74%, 12/31/2039	126,215
1,500,000	Chevron USA Inc 3.85%, 01/15/2028	1,424,730
43,000	Cimarex Energy Co 4.38%, 03/15/2029	34,685
	ConocoPhillips Co
438,000	5.90%, 10/15/2032	453,775
175,000	3.76%, 03/15/2042(a)	141,014
	Coterra Energy Inc(a)
1,000,000	3.90%, 05/15/2027	926,632

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 9,000	4.38%, 03/15/2029	$ 8,320
1,000,000	Diamondback Energy Inc 3.50%, 12/01/2029	863,138
1,175,000	Enbridge Inc 2.50%, 08/01/2033	879,932
	Energy Transfer LP
1,000,000	2.90%, 05/15/2025	932,097
1,000,000	4.20%, 04/15/2027	924,771
1,000,000	5.15%, 03/15/2045	786,960
	Enterprise Products Operating LLC
1,500,000	2.80%, 01/31/2030	1,252,636
664,000	4.85%, 08/15/2042	562,738
175,000	4.20%, 01/31/2050	133,632
500,000	EQT Corp 5.70%, 04/01/2028	490,175
2,000,000	Equinor ASA 3.13%, 04/06/2030	1,754,274
	Exxon Mobil Corp
500,000	2.99%, 03/19/2025	479,567
175,000	2.61%, 10/15/2030	148,256
175,000	3.00%, 08/16/2039	129,887
2,421,000	3.45%, 04/15/2051	1,802,782
500,000	Halliburton Co 5.00%, 11/15/2045	415,190
	Kinder Morgan Energy Partners LP
175,000	6.95%, 01/15/2038	174,002
500,000	4.70%, 11/01/2042	390,478
	Kinder Morgan Inc
1,000,000	1.75%, 11/15/2026	865,966
500,000	2.00%, 02/15/2031(b)	372,132
1,000,000	4.80%, 02/01/2033	897,318
500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	405,667
	Marathon Petroleum Corp
175,000	4.70%, 05/01/2025	171,818
500,000	4.75%, 09/15/2044	401,087
	MPLX LP
1,000,000	4.25%, 12/01/2027	930,971
1,500,000	4.50%, 04/15/2038	1,207,405
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	515,735
175,000	NOV Inc 3.60%, 12/01/2029	147,939
675,000	ONEOK Partners LP 6.20%, 09/15/2043	590,436
	Phillips 66
175,000	2.15%, 12/15/2030	134,831
500,000	4.65%, 11/15/2034	447,039
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	961,513
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	911,958
Principal Amount		Fair Value
Energy — (continued)
	Shell International Finance BV
$ 1,175,000	2.38%, 11/07/2029(c)	$ 984,751
1,000,000	2.75%, 04/06/2030	853,768
500,000	4.13%, 05/11/2035	438,173
175,000	6.38%, 12/15/2038(c)	185,267
500,000	3.63%, 08/21/2042	385,113
140,000	4.38%, 05/11/2045(c)	117,655
175,000	4.00%, 05/10/2046(c)	139,206
175,000	3.25%, 04/06/2050(c)	122,928
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	922,513
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	505,229
175,000	3.75%, 03/04/2051	122,874
1,000,000	Targa Resources Corp 4.20%, 02/01/2033	832,798
1,000,000	TotalEnergies Capital International SA 2.83%, 01/10/2030	860,823
	TransCanada PipeLines Ltd
1,000,000	1.00%, 10/12/2024	921,500
175,000	4.88%, 05/15/2048	150,693
500,000	Valero Energy Corp 7.50%, 04/15/2032	542,346
	Williams Cos Inc
1,000,000	3.75%, 06/15/2027	922,417
675,000	2.60%, 03/15/2031	529,268
1,000,000	4.65%, 08/15/2032	907,651
		39,004,157
Financial — 8.63%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,500,000	3.88%, 01/23/2028	1,294,653
1,000,000	3.00%, 10/29/2028	801,966
1,500,000	3.85%, 10/29/2041	996,384
3,028,000	Air Lease Corp 1.88%, 08/15/2026	2,566,168
173,913	ALEX Alpha LLC 1.62%, 08/15/2024	169,164
500,000	Alexandria Real Estate Equities Inc REIT 1.88%, 02/01/2033	351,416
1,000,000	Ally Financial Inc 2.20%, 11/02/2028	772,569
	American Express Co
1,000,000	3.95%, 08/01/2025	968,558
1,000,000	1.65%, 11/04/2026	871,941
850,000	2.55%, 03/04/2027	757,103
1,675,000	American International Group Inc 3.40%, 06/30/2030	1,457,888
	American Tower Corp REIT
1,500,000	3.80%, 08/15/2029	1,315,834
1,000,000	2.30%, 09/15/2031	748,436

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Aon Corp / Aon Global Holdings PLC
$ 175,000	2.05%, 08/23/2031	$ 131,117
675,000	2.90%, 08/23/2051	417,721
2,279,000	Ares Capital Corp 2.88%, 06/15/2028	1,793,715
	Athene Global Funding(a)
1,000,000	1.73%, 10/02/2026	848,362
1,000,000	2.95%, 11/12/2026	881,931
825,000	2.45%, 08/20/2027(b)	691,820
1,476,000	AvalonBay Communities Inc REIT 2.95%, 05/11/2026	1,364,598
	Banco Santander SA
2,000,000	4.18%, 03/24/2028	1,802,242
175,000	2.96%, 03/25/2031	132,703
	Bank of America Corp
175,000	3.55%, 03/05/2024	173,623
1,000,000	3.46%, 03/15/2025	968,388
1,000,000	3.95%, 04/21/2025	964,172
1,000,000	1.53%, 12/06/2025	914,705
1,000,000	3.38%, 04/02/2026	944,617
2,175,000	1.73%, 07/22/2027	1,865,995
2,000,000	2.50%, 02/13/2031	1,578,126
1,175,000	2.30%, 07/21/2032	878,118
1,000,000	2.57%, 10/20/2032	764,828
1,000,000	5.02%, 07/22/2033	927,652
1,000,000	2.48%, 09/21/2036	722,289
500,000	6.11%, 01/29/2037	481,236
1,000,000	4.08%, 04/23/2040	793,485
2,500,000	2.68%, 06/19/2041	1,614,640
1,000,000	5.88%, 02/07/2042	971,604
1,175,000	2.97%, 07/21/2052	720,651
	Bank of Montreal
1,000,000	4.25%, 09/14/2024	983,771
1,500,000	1.25%, 09/15/2026	1,282,481
	Bank of New York Mellon Corp
1,000,000	1.90%, 01/25/2029	823,201
1,000,000	1.80%, 07/28/2031(b)	763,417
	Bank of Nova Scotia
1,150,000	3.40%, 02/11/2024	1,127,679
175,000	0.65%, 07/31/2024	161,613
	Barclays PLC
1,500,000	3.65%, 03/16/2025	1,418,376
500,000	5.30%, 08/09/2026	480,360
1,000,000	2.89%, 11/24/2032	722,961
	Berkshire Hathaway Finance Corp
900,000	2.30%, 03/15/2027	819,105
175,000	1.45%, 10/15/2030	134,136
175,000	4.25%, 01/15/2049	145,434
1,000,000	2.85%, 10/15/2050	642,508
	BlackRock Inc
1,000,000	3.20%, 03/15/2027	941,999
1,000,000	3.25%, 04/30/2029	899,651
1,000,000	BNP Paribas SA(a) 2.16%, 09/15/2029	782,283
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	Boston Properties LP REIT 3.20%, 01/15/2025	$ 477,621
1,000,000	BPCE SA(a)(b) 4.75%, 07/19/2027	954,514
500,000	Brixmor Operating Partnership LP REIT 3.85%, 02/01/2025	480,465
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	839,408
	Canadian Imperial Bank of Commerce
1,000,000	2.25%, 01/28/2025(b)	937,318
1,000,000	3.95%, 08/04/2025	965,899
	Capital One Financial Corp
1,000,000	3.30%, 10/30/2024	963,352
1,000,000	1.88%, 11/02/2027	849,135
1,000,000	5.25%, 07/26/2030	931,202
2,000,000	Charles Schwab Corp 0.90%, 03/11/2026	1,746,788
1,000,000	Chubb INA Holdings Inc 2.85%, 12/15/2051	652,967
	Citigroup Inc
1,000,000	1.28%, 11/03/2025	913,489
2,000,000	3.40%, 05/01/2026	1,865,270
3,250,000	4.45%, 09/29/2027	3,008,441
1,000,000	3.07%, 02/24/2028	891,250
2,000,000	3.52%, 10/27/2028	1,785,264
1,000,000	3.06%, 01/25/2033	787,538
1,000,000	2.90%, 11/03/2042	637,967
1,000,000	Citizens Bank NA 4.58%, 08/09/2028	952,248
1,000,000	Cooperatieve Rabobank UA(a) 1.11%, 02/24/2027	856,050
2,999,000	Credit Suisse AG 1.25%, 08/07/2026	2,476,614
2,000,000	Crown Castle Inc REIT 2.25%, 01/15/2031	1,527,190
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	811,906
2,500,000	Development Bank of Japan Inc(a)(b) 1.75%, 10/20/2031	2,018,002
1,000,000	Equinix Inc REIT(b) 3.20%, 11/18/2029	845,380
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	729,264
1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	618,042
1,000,000	Extra Space Storage LP REIT 2.35%, 03/15/2032	736,983
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	741,530
	Fifth Third Bancorp
500,000	1.71%, 11/01/2027	432,571
1,000,000	4.06%, 04/25/2028	938,534
1,000,000	4.77%, 07/28/2030	933,930
	Goldman Sachs Group Inc
1,000,000	3.50%, 11/16/2026	924,169

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	1.09%, 12/09/2026	$ 862,925
1,000,000	1.43%, 03/09/2027	859,710
175,000	1.54%, 09/10/2027	147,847
1,000,000	4.48%, 08/23/2028	938,497
1,500,000	3.80%, 03/15/2030	1,300,594
4,555,000	2.38%, 07/21/2032	3,434,405
1,000,000	6.25%, 02/01/2041	993,132
175,000	Golub Capital BDC Inc 2.50%, 08/24/2026	146,694
1,000,000	Healthcare Realty Holdings LP REIT 3.75%, 07/01/2027	917,715
	HSBC Holdings PLC
1,000,000	0.73%, 08/17/2024	953,351
1,500,000	3.90%, 05/25/2026	1,405,827
175,000	1.59%, 05/24/2027	146,255
2,741,000	2.21%, 08/17/2029	2,120,890
1,000,000	Hudson Pacific Properties LP 5.95%, 02/15/2028	957,717
1,000,000	Hudson Pacific Properties LP REIT 3.95%, 11/01/2027	892,478
1,000,000	Huntington Bancshares Inc 2.49%, 08/15/2036	707,197
1,000,000	ING Groep NV(a) 1.40%, 07/01/2026	882,985
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	907,041
500,000	Invesco Finance PLC 3.75%, 01/15/2026	477,824
	JPMorgan Chase & Co
1,025,000	0.97%, 06/23/2025	948,101
175,000	3.90%, 07/15/2025	169,238
4,729,000	0.77%, 08/09/2025(c)	4,335,256
175,000	3.30%, 04/01/2026	164,237
1,524,000	2.08%, 04/22/2026	1,388,499
1,175,000	1.58%, 04/22/2027	1,014,383
2,000,000	3.63%, 12/01/2027	1,812,473
1,000,000	4.57%, 06/14/2030	921,529
175,000	2.74%, 10/15/2030	142,291
1,000,000	2.96%, 05/13/2031	792,096
175,000	1.95%, 02/04/2032	129,453
1,000,000	5.72%, 09/14/2033	945,645
1,000,000	3.88%, 07/24/2038	780,989
500,000	5.50%, 10/15/2040	469,028
1,000,000	KeyBank NA 4.39%, 12/14/2027	957,077
1,000,000	KeyCorp 4.79%, 06/01/2033	916,666
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	701,342
	Kimco Realty Corp REIT
1,000,000	2.25%, 12/01/2031	750,111
250,000	4.60%, 02/01/2033	225,728
	Korea Development Bank
1,000,000	2.25%, 02/24/2027	792,500
1,000,000	4.25%, 09/08/2032	940,424
Principal Amount		Fair Value
Financial — (continued)
	Kreditanstalt fuer Wiederaufbau
$ 3,000,000	0.63%, 01/22/2026	$ 2,659,440
1,700,000	1.00%, 10/01/2026(b)	1,494,016
2,000,000	0.75%, 09/30/2030	1,554,603
	Landwirtschaftliche Rentenbank
1,000,000	0.50%, 05/27/2025	903,830
1,000,000	3.88%, 09/28/2027	984,170
1,000,000	Life Storage LP REIT 2.40%, 10/15/2031	750,602
1,000,000	Lincoln National Corp 3.40%, 03/01/2032	818,999
1,500,000	Lloyds Banking Group PLC 3.75%, 01/11/2027	1,371,217
175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	127,139
	Marsh & McLennan Cos Inc
500,000	4.38%, 03/15/2029	474,906
1,000,000	2.38%, 12/15/2031(b)	785,784
1,000,000	Mastercard Inc 3.30%, 03/26/2027	939,274
	Metropolitan Life Global Funding I(a)
1,000,000	0.95%, 07/02/2025(b)	896,380
1,000,000	4.40%, 06/30/2027	969,341
500,000	4.30%, 08/25/2029	465,650
1,000,000	2.40%, 01/11/2032	784,801
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	468,479
	Mitsubishi UFJ Financial Group Inc
4,574,000	1.54%, 07/20/2027	3,896,595
1,000,000	2.85%, 01/19/2033	774,902
	Mizuho Financial Group Inc
1,000,000	1.98%, 09/08/2031	738,386
1,000,000	2.56%, 09/13/2031	734,365
	Morgan Stanley
1,000,000	2.19%, 04/28/2026	917,277
574,000	3.13%, 07/27/2026	528,547
1,500,000	4.35%, 09/08/2026	1,428,637
175,000	1.51%, 07/20/2027	149,045
1,500,000	1.79%, 02/13/2032	1,096,232
1,175,000	2.24%, 07/21/2032	882,680
2,000,000	2.51%, 10/20/2032	1,528,453
1,000,000	2.94%, 01/21/2033	790,563
500,000	4.89%, 07/20/2033	463,281
1,000,000	2.48%, 09/16/2036	716,629
1,000,000	Morgan Stanley Domestic Holdings Inc 3.80%, 08/24/2027	923,822
1,000,000	National Australia Bank Ltd(a) 2.99%, 05/21/2031	769,400
1,000,000	NatWest Group PLC 5.52%, 09/30/2028	949,074
	Oesterreichische Kontrollbank AG
1,000,000	0.38%, 09/17/2025	889,463
1,000,000	3.63%, 09/09/2027	973,311

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 2,000,000	PNC Financial Services Group Inc 2.31%, 04/23/2032	$ 1,572,230
2,000,000	Principal Life Global Funding II(a) 1.50%, 11/17/2026	1,728,909
500,000	Prologis LP REIT 4.63%, 01/15/2033	475,270
1,000,000	Prudential Financial Inc 3.00%, 03/10/2040	720,013
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	352,657
	Realty Income Corp REIT
500,000	3.95%, 08/15/2027	469,548
500,000	3.65%, 01/15/2028	458,986
	Royal Bank of Canada
140,000	0.65%, 07/29/2024	130,033
1,000,000	1.15%, 06/10/2025(b)	902,380
1,000,000	1.40%, 11/02/2026(b)	855,855
1,000,000	Santander UK Group Holdings PLC 1.67%, 06/14/2027	831,368
	Simon Property Group LP REIT
500,000	1.75%, 02/01/2028	414,253
1,000,000	2.45%, 09/13/2029	813,368
175,000	3.25%, 09/13/2049	113,372
1,000,000	State Street Corp 2.20%, 03/03/2031	778,663
2,000,000	Sumitomo Mitsui Financial Group Inc 1.47%, 07/08/2025	1,799,317
500,000	Sumitomo Mitsui Trust Bank Ltd(a) 0.85%, 03/25/2024	469,024
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	802,598
1,000,000	SVB Financial Group(b) 4.35%, 04/29/2028	929,489
1,000,000	Synchrony Bank 5.63%, 08/23/2027	957,341
500,000	Synchrony Financial 2.88%, 10/28/2031	355,349
	Toronto-Dominion Bank
1,000,000	3.25%, 03/11/2024	975,345
1,000,000	2.80%, 03/10/2027	901,005
1,000,000	4.69%, 09/15/2027(b)	966,691
1,000,000	Truist Bank 3.20%, 04/01/2024	976,250
	Truist Financial Corp
300,000	4.26%, 07/28/2026	291,764
1,000,000	1.95%, 06/05/2030(b)	781,350
1,000,000	4.92%, 07/28/2033	903,915
1,000,000	Unum Group 4.13%, 06/15/2051	666,348
	US Bancorp
1,000,000	3.10%, 04/27/2026	934,343
1,000,000	2.22%, 01/27/2028	880,803
700,000	4.55%, 07/22/2028	674,559
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	Ventas Realty LP REIT 3.25%, 10/15/2026	$ 458,892
1,000,000	VICI Properties LP REIT 4.75%, 02/15/2028	919,509
2,000,000	Visa Inc 3.15%, 12/14/2025	1,909,401
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,426,475
2,500,000	3.00%, 04/22/2026	2,290,801
1,000,000	3.91%, 04/25/2026	955,968
750,000	4.30%, 07/22/2027	701,204
2,000,000	3.53%, 03/24/2028	1,811,435
1,000,000	4.90%, 07/25/2033	921,934
1,000,000	4.40%, 06/14/2046	762,301
500,000	Welltower Inc REIT 4.00%, 06/01/2025	479,247
175,000	Western Union Co 1.35%, 03/15/2026	150,800
	Westpac Banking Corp
1,000,000	1.95%, 11/20/2028	831,271
1,000,000	2.89%, 02/04/2030	919,551
1,000,000	5.41%, 08/10/2033	896,780
1,000,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	809,930
1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	746,248
		199,603,280
Industrial — 2.14%
	3M Co(b)
500,000	2.00%, 02/14/2025	467,665
500,000	4.00%, 09/14/2048	390,488
500,000	Agilent Technologies Inc 2.30%, 03/12/2031	390,043
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	962,348
	Boeing Co
314,000	4.88%, 05/01/2025	306,373
175,000	2.75%, 02/01/2026	158,423
175,000	2.20%, 02/04/2026	155,302
2,000,000	2.95%, 02/01/2030	1,607,868
1,000,000	5.71%, 05/01/2040	873,463
1,500,000	3.63%, 03/01/2048	932,853
175,000	5.93%, 05/01/2060	149,696
39,647	Burlington Northern & Santa Fe Railway Co Pass Through Trust Series 2005-4 4.97%, 04/01/2023	39,372
	Burlington Northern Santa Fe LLC
500,000	5.15%, 09/01/2043	473,711
1,000,000	4.45%, 01/15/2053	866,651
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	726,081
1,000,000	Canadian Pacific Railway Co 3.00%, 12/02/2041	708,235
500,000	Carrier Global Corp 3.38%, 04/05/2040	361,479

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Caterpillar Financial Services Corp 2.15%, 11/08/2024	$ 951,039
500,000	Caterpillar Inc 5.20%, 05/27/2041	494,830
500,000	CNH Industrial Capital LLC 3.95%, 05/23/2025	482,196
	CSX Corp
1,250,000	4.25%, 03/15/2029	1,178,103
250,000	4.75%, 05/30/2042	220,883
1,000,000	4.50%, 11/15/2052	839,941
	Eaton Corp
500,000	4.15%, 03/15/2033	451,748
500,000	4.70%, 08/23/2052	439,165
	FedEx Corp
1,000,000	4.10%, 02/01/2045	724,980
175,000	5.25%, 05/15/2050	153,145
1,000,000	GATX Corp 4.90%, 03/15/2033	899,090
1,675,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	1,500,668
1,000,000	General Dynamics Corp 4.25%, 04/01/2040	876,095
500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	484,716
2,801,000	Honeywell International Inc 1.10%, 03/01/2027	2,405,848
1,000,000	Jabil Inc 4.25%, 05/15/2027	932,134
500,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	480,395
	John Deere Capital Corp
1,000,000	3.40%, 06/06/2025	966,469
500,000	1.70%, 01/11/2027	440,319
1,000,000	1.75%, 03/09/2027	876,013
1,000,000	3.90%, 06/07/2032	917,408
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	963,878
	Lockheed Martin Corp
500,000	3.90%, 06/15/2032	463,181
500,000	4.09%, 09/15/2052	415,345
1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	735,564
500,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	473,646
1,000,000	Norfolk Southern Corp 3.05%, 05/15/2050	651,687
1,000,000	Northrop Grumman Corp 3.25%, 01/15/2028	909,907
1,000,000	Otis Worldwide Corp 2.29%, 04/05/2027	885,925
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	632,832
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	872,184
	Raytheon Technologies Corp
500,000	3.20%, 03/15/2024	488,890
175,000	1.90%, 09/01/2031	133,585
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	3.75%, 11/01/2046	$ 752,608
500,000	4.35%, 04/15/2047	416,085
1,175,000	2.82%, 09/01/2051	736,994
1,000,000	Republic Services Inc 2.38%, 03/15/2033	767,165
1,175,000	Rockwell Automation Inc 1.75%, 08/15/2031	902,013
1,000,000	Ryder System Inc 1.75%, 09/01/2026	882,660
500,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	427,901
1,000,000	Stanley Black & Decker Inc 2.30%, 03/15/2030	807,353
1,000,000	Textron Inc 3.90%, 09/17/2029	884,055
	Union Pacific Corp
750,000	2.15%, 02/05/2027	669,346
500,000	3.60%, 09/15/2037	405,735
500,000	3.38%, 02/14/2042	380,148
1,000,000	2.95%, 03/10/2052	658,994
1,000,000	4.95%, 09/09/2052	933,258
	Union Pacific Railroad Co Pass Through Trust
	Series 2006-1
310,143	5.87%, 07/02/2030	321,027
	Series 2007-3
154,774	6.18%, 01/02/2031	157,973
	United Parcel Service Inc
1,500,000	2.40%, 11/15/2026	1,376,835
1,000,000	3.05%, 11/15/2027(b)	927,595
500,000	Vulcan Materials Co 3.90%, 04/01/2027	474,618
1,000,000	Waste Connections Inc 2.20%, 01/15/2032	773,686
1,000,000	Waste Management Inc 1.50%, 03/15/2031	758,152
1,250,000	WRKCo Inc 3.90%, 06/01/2028	1,148,213
		49,474,274
Technology — 1.89%
1,000,000	Activision Blizzard Inc 1.35%, 09/15/2030	758,936
500,000	Adobe Inc 2.30%, 02/01/2030	415,385
1,000,000	Analog Devices Inc 1.70%, 10/01/2028	835,129
	Apple Inc
1,000,000	2.75%, 01/13/2025	961,236
175,000	2.90%, 09/12/2027	161,549
1,500,000	3.00%, 11/13/2027	1,384,461
1,000,000	1.20%, 02/08/2028	837,279
952,000	1.40%, 08/05/2028	792,830
175,000	1.70%, 08/05/2031	137,138
500,000	3.85%, 05/04/2043	419,501
1,000,000	2.40%, 08/20/2050	620,648
1,175,000	2.70%, 08/05/2051	775,555

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	3.95%, 08/08/2052	$ 835,066
500,000	Applied Materials Inc 1.75%, 06/01/2030	394,609
1,000,000	Autodesk Inc 2.40%, 12/15/2031	777,806
	Broadcom Inc
425,000	4.15%, 11/15/2030	367,857
2,500,000	3.42%, 04/15/2033(a)	1,908,041
573,000	4.93%, 05/15/2037(a)	472,479
175,000	3.50%, 02/15/2041(a)	118,085
1,000,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	867,374
	Dell International LLC / EMC Corp
76,000	8.10%, 07/15/2036	80,421
1,000,000	3.38%, 12/15/2041(a)	618,799
35,000	8.35%, 07/15/2046	37,751
500,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	332,086
	Fiserv Inc
175,000	2.25%, 06/01/2027	151,089
1,000,000	4.20%, 10/01/2028	924,931
2,891,000	HP Inc 2.65%, 06/17/2031	2,121,414
	Intel Corp
1,000,000	3.40%, 03/25/2025(b)	969,788
1,000,000	3.75%, 08/05/2027	949,424
175,000	1.60%, 08/12/2028	144,425
175,000	2.00%, 08/12/2031(b)	135,548
1,175,000	2.80%, 08/12/2041	791,854
175,000	3.05%, 08/12/2051	112,346
	International Business Machines Corp
1,000,000	3.00%, 05/15/2024	972,680
1,000,000	4.15%, 07/27/2027(b)	960,186
1,500,000	4.00%, 06/20/2042	1,176,725
500,000	KLA Corp 4.65%, 07/15/2032	480,016
1,000,000	Micron Technology Inc 2.70%, 04/15/2032	727,715
	Microsoft Corp
190,000	2.40%, 08/08/2026	175,880
2,453,000	3.45%, 08/08/2036	2,148,093
1,547,000	2.92%, 03/17/2052	1,091,093
675,000	NVIDIA Corp 1.55%, 06/15/2028	559,839
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	750,195
	Oracle Corp
1,000,000	3.40%, 07/08/2024	971,952
800,000	2.50%, 04/01/2025	745,487
1,500,000	3.85%, 07/15/2036	1,122,453
175,000	6.13%, 07/08/2039	160,337
2,000,000	3.65%, 03/25/2041	1,358,848
175,000	4.00%, 07/15/2046	118,269
175,000	3.60%, 04/01/2050	109,498
175,000	3.95%, 03/25/2051	116,061
Principal Amount		Fair Value
Technology — (continued)
$ 1,894,000	Qorvo Inc 4.38%, 10/15/2029	$ 1,622,457
	QUALCOMM Inc
1,500,000	1.30%, 05/20/2028	1,237,485
500,000	3.25%, 05/20/2050(b)	356,648
1,350,000	Roper Technologies Inc 1.00%, 09/15/2025	1,198,147
1,175,000	Salesforce Inc 2.70%, 07/15/2041	808,930
	Texas Instruments Inc
1,000,000	1.75%, 05/04/2030	801,386
1,000,000	4.10%, 08/16/2052	853,273
	VMware Inc
175,000	1.40%, 08/15/2026	149,663
1,000,000	2.20%, 08/15/2031	727,865
1,000,000	Workday Inc(b) 3.80%, 04/01/2032	867,982
		43,580,003
Utilities — 1.98%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	779,914
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	734,147
1,000,000	American Water Capital Corp 3.75%, 09/01/2047	750,413
	Appalachian Power Co
140,000	7.00%, 04/01/2038	150,937
1,000,000	3.70%, 05/01/2050	707,363
175,000	Atmos Energy Corp 5.50%, 06/15/2041	170,960
175,000	Avangrid Inc 3.80%, 06/01/2029	155,509
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	449,694
175,000	5.95%, 05/15/2037	174,481
175,000	5.15%, 11/15/2043	159,099
2,735,000	2.85%, 05/15/2051	1,683,369
1,000,000	Black Hills Corp 3.88%, 10/15/2049	717,842
500,000	Boston Gas Co(a) 3.15%, 08/01/2027	445,294
1,000,000	CenterPoint Energy Houston Electric LLC 2.35%, 04/01/2031	815,852
1,000,000	CenterPoint Energy Resources Corp(b) 4.40%, 07/01/2032	929,707
1,000,000	CMS Energy Corp 4.88%, 03/01/2044	863,128
	Consolidated Edison Co of New York Inc
1,000,000	3.13%, 11/15/2027	913,680
1,000,000	2.40%, 06/15/2031	798,795
1,000,000	Constellation Energy Generation LLC 3.25%, 06/01/2025	948,566
1,000,000	Consumers Energy Co 3.60%, 08/15/2032	891,736

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
	Dominion Energy Inc
$ 175,000	3.90%, 10/01/2025	$ 168,064
500,000	3.38%, 04/01/2030	429,987
175,000	2.25%, 08/15/2031	136,458
175,000	4.70%, 12/01/2044	147,562
1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	787,690
1,000,000	DTE Electric Co 3.75%, 08/15/2047	774,657
1,000,000	Duke Energy Carolinas LLC 2.45%, 02/01/2030	835,305
	Duke Energy Corp
5,311,000	2.55%, 06/15/2031	4,166,894
175,000	3.50%, 06/15/2051	117,647
1,000,000	Duke Energy Florida LLC 1.75%, 06/15/2030	779,497
657,000	Duke Energy Progress LLC 2.00%, 08/15/2031	507,812
554,478	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	528,738
	Entergy Corp
1,000,000	0.90%, 09/15/2025	879,812
175,000	2.80%, 06/15/2030	141,753
	Entergy Louisiana LLC
1,000,000	0.95%, 10/01/2024	927,226
1,000,000	4.75%, 09/15/2052	869,636
1,000,000	Eversource Energy(b) 3.45%, 01/15/2050	691,952
	Florida Power & Light Co
140,000	5.96%, 04/01/2039	146,571
209,000	5.25%, 02/01/2041	201,721
171,000	4.05%, 10/01/2044	140,215
500,000	3.15%, 10/01/2049	352,201
1,000,000	Georgia Power Co 3.25%, 03/15/2051	659,501
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	151,828
1,000,000	ITC Holdings Corp(a) 4.95%, 09/22/2027	975,580
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	485,987
175,000	Kentucky Utilities Co 5.13%, 11/01/2040	161,141
175,000	MidAmerican Energy Co 2.70%, 08/01/2052	109,911
1,000,000	National Rural Utilities Cooperative Finance Corp 2.75%, 04/15/2032	812,194
1,500,000	NextEra Energy Capital Holdings Inc 4.63%, 07/15/2027	1,449,739
1,000,000	NiSource Inc 2.95%, 09/01/2029	844,034
1,000,000	Northern States Power Co 4.00%, 08/15/2045	807,228
1,000,000	Oncor Electric Delivery Co LLC 2.70%, 11/15/2051	638,330
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	ONE Gas Inc 4.25%, 09/01/2032	$ 912,717
1,000,000	PECO Energy Co 4.38%, 08/15/2052	848,419
175,000	Progress Energy Inc 7.75%, 03/01/2031	193,552
1,000,000	Public Service Electric & Gas Co 4.05%, 05/01/2045	774,051
	Public Service Enterprise Group Inc
1,000,000	2.88%, 06/15/2024	961,852
175,000	1.60%, 08/15/2030	131,241
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	637,977
	Southern Co
500,000	3.70%, 04/30/2030	440,057
500,000	4.40%, 07/01/2046	390,404
1,000,000	Tampa Electric Co 5.00%, 07/15/2052	918,323
94,000	Tucson Electric Power Co 3.05%, 03/15/2025	90,025
1,500,000	Union Electric Co 2.15%, 03/15/2032	1,158,405
	Virginia Electric & Power Co
1,000,000	3.75%, 05/15/2027	943,992
500,000	3.80%, 09/15/2047	381,035
1,000,000	WEC Energy Group Inc 0.80%, 03/15/2024	941,104
1,000,000	Wisconsin Power & Light Co 3.95%, 09/01/2032	903,590
	Xcel Energy Inc
175,000	2.60%, 12/01/2029	145,385
1,000,000	4.60%, 06/01/2032	926,804
		45,766,290
TOTAL CORPORATE BONDS AND NOTES — 24.41% (Cost $679,307,137)		$564,257,126
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	African Development Bank 3.38%, 07/07/2025	973,393
	Asian Development Bank
1,500,000	2.63%, 01/30/2024	1,466,790
1,000,000	2.88%, 05/06/2025	963,160
1,000,000	3.13%, 08/20/2027	952,698
1,500,000	5.82%, 06/16/2028	1,614,103
1,000,000	1.88%, 03/15/2029	873,031
1,000,000	3.88%, 09/28/2032	978,312
1,500,000	Asian Infrastructure Investment Bank 3.38%, 06/29/2025	1,455,529
500,000	Canada Government International Bond 0.75%, 05/19/2026	440,195
	Chile Government International Bond
500,000	2.75%, 01/31/2027	450,220

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 2,500,000	3.50%, 01/25/2050	$ 1,698,139
500,000	3.25%, 09/21/2071	285,071
500,000	Corp Andina de Fomento 2.25%, 02/08/2027	445,430
1,500,000	Council of Europe Development Bank 0.88%, 09/22/2026	1,310,264
1,000,000	European Bank for Reconstruction & Development 0.50%, 11/25/2025	884,682
	European Investment Bank
2,500,000	2.63%, 03/15/2024	2,439,299
2,000,000	0.63%, 07/25/2025	1,804,540
1,000,000	1.38%, 03/15/2027	886,051
1,000,000	3.25%, 11/15/2027(b)	957,171
1,000,000	1.75%, 03/15/2029	867,891
	Export Development Canada
1,000,000	2.63%, 02/21/2024	976,020
1,000,000	3.38%, 08/26/2025	971,320
1,000,000	Export-Import Bank of Korea 2.63%, 05/26/2026	932,581
	Hungary Government International Bond(a)
1,000,000	2.13%, 09/22/2031	682,646
1,000,000	3.13%, 09/21/2051	528,568
	Indonesia Government International Bond
1,000,000	3.50%, 01/11/2028	907,542
1,000,000	4.65%, 09/20/2032	937,931
	Inter-American Development Bank
1,500,000	0.50%, 09/23/2024(b)	1,392,343
2,000,000	0.63%, 07/15/2025	1,804,271
1,500,000	0.88%, 04/20/2026	1,329,465
1,000,000	1.13%, 07/20/2028	842,100
500,000	Inter-American Investment Corp 2.63%, 04/22/2025	477,782
	International Bank for Reconstruction & Development
1,000,000	0.75%, 11/24/2027	841,030
9,500,000	1.13%, 09/13/2028	7,959,670
500,000	0.75%, 08/26/2030	387,130
1,000,000	1.25%, 02/10/2031	805,311
400,000	International Finance Corp 0.38%, 07/16/2025	358,592
1,000,000	Israel Government International Bond 3.25%, 01/17/2028	940,620
4,000,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	3,646,765
470,000	Korea Development Bank 1.38%, 04/25/2027	405,102
	Mexico Government International Bond
2,000,000	4.75%, 04/27/2032	1,794,726
1,000,000	4.88%, 05/19/2033	878,985
500,000	3.50%, 02/12/2034	379,932
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,750,000	4.60%, 01/23/2046	$ 1,289,431
1,000,000	3.77%, 05/24/2061	589,908
	Nordic Investment Bank
1,000,000	0.50%, 01/21/2026(b)	888,338
1,000,000	3.38%, 09/08/2027	967,243
2,000,000	Panama Government International Bond 3.16%, 01/23/2030	1,630,153
1,000,000	Panama Notas del Tesoro 3.75%, 04/17/2026	949,250
400,000	Perusahaan Penerbit SBSN Indonesia III(a) 4.70%, 06/06/2032	375,566
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	819,555
500,000	3.00%, 01/15/2034	376,781
1,000,000	3.55%, 03/10/2051(b)	668,717
	Philippine Government International Bond
500,000	5.50%, 03/30/2026	510,069
2,000,000	3.00%, 02/01/2028	1,817,577
500,000	2.95%, 05/05/2045	323,606
1,000,000	Province of Alberta Canada(a)(b) 2.05%, 08/17/2026	913,450
2,000,000	Province of British Columbia Canada(b) 1.30%, 01/29/2031	1,580,340
1,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	915,740
	Province of Ontario Canada
1,000,000	0.63%, 01/21/2026(b)	879,328
500,000	3.10%, 05/19/2027	471,076
1,000,000	1.13%, 10/07/2030	778,172
1,500,000	1.80%, 10/14/2031	1,216,376
	Province of Quebec Canada
500,000	2.75%, 04/12/2027	467,731
2,000,000	1.35%, 05/28/2030	1,609,080
1,000,000	Province of Saskatchewan Canada 3.25%, 06/08/2027	947,853
	Republic of Italy Government International Bond
1,000,000	2.88%, 10/17/2029	815,732
1,000,000	3.88%, 05/06/2051	674,090
500,000	Republic of Poland Government International Bond(b) 3.25%, 04/06/2026	470,650
1,000,000	Svensk Exportkredit AB 0.63%, 05/14/2025	905,020
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	478,276

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 500,000	4.98%, 04/20/2055	$ 446,334
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.32% (Cost $89,005,954)		$76,701,843
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.99%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	458,375
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	277,068
	Series 2019-BN20 Class ASB
2,200,000	2.93%, 09/15/2062	1,990,749
4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4 3.57%, 02/15/2050	3,718,996
	BBCMS Mortgage Trust
	Series 2021-C10 Class A5
1,500,000	2.49%, 07/15/2054	1,220,685
	Series 2021-C11 Class A5
1,000,000	2.32%, 09/15/2054	795,039
	Benchmark Mortgage Trust
	Series 2018-B3 Class AAB
428,000	3.97%, 04/10/2051	410,477
	Series 2020-IG1 Class A3
322,000	2.69%, 09/15/2043	268,452
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	816,053
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	925,176
2,500,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	2,391,837
	COMM Mortgage Trust
	Series 2013-CR8 Class A4
86,057	3.33%, 06/10/2046	85,135
	Series 2018-COR3 Class A3
238,000	4.23%, 05/10/2051	224,387
1,825,000	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	1,699,342
	GS Mortgage Securities Trust
	Series 2016-GS4 Class A4
1,615,000	3.44%, 11/10/2049(d)	1,501,779
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-GC42 Class A4
$ 1,000,000	3.00%, 09/01/2052	$ 867,340
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	591,465
1,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	1,450,887
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
2,400,000	3.84%, 09/15/2058	2,293,386
	Series 2020-C55 Class A5
1,000,000	2.73%, 02/15/2053	837,516
		22,824,144
U.S. Government Agency — 28.66%
	Federal Home Loan Mortgage Corp
152,434	4.00%, 05/01/2026	147,505
119,196	3.00%, 01/01/2027	115,988
3,225	7.50%, 05/01/2027	3,319
350,344	2.50%, 11/01/2028	334,192
247,701	3.00%, 01/01/2029	238,901
672,606	3.00%, 02/01/2029	646,734
8,463	6.50%, 04/01/2029	8,731
1,244	7.50%, 08/01/2030	1,305
1,517,432	2.50%, 12/01/2031	1,409,583
278,842	2.50%, 02/01/2032	259,020
176,596	3.50%, 04/01/2032	166,813
37,991	6.50%, 11/01/2032	39,193
280,526	3.00%, 04/01/2033	264,904
163,113	3.50%, 05/01/2033	154,821
203,750	3.50%, 06/01/2033	191,440
343,099	4.00%, 07/01/2033	337,359
165,850	3.50%, 03/01/2034	157,411
294,697	4.00%, 06/01/2034	281,432
251,727	3.50%, 09/01/2034	238,490
386,585	2.00%, 10/01/2034	343,001
161,772	2.50%, 02/01/2035	146,976
267,867	2.50%, 03/01/2035	243,176
1,959,932	2.00%, 07/01/2035	1,729,180
355,334	3.00%, 07/01/2035	330,893
467,566	2.00%, 10/01/2035	412,509
1,731,104	1.50%, 12/01/2035	1,486,784
173,353	2.00%, 12/01/2035	152,938
1,773,539	2.00%, 01/01/2036	1,564,668
436,676	1.50%, 02/01/2036	375,040
898,251	2.00%, 03/01/2036	793,326
9,729	6.00%, 03/01/2036	10,233
8,893	6.00%, 04/01/2036	9,324
1,086,302	1.50%, 05/01/2036	932,961
1,127,939	2.00%, 05/01/2036	995,071

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 583,990	2.50%, 06/01/2036	$ 531,090
40,307	5.00%, 06/01/2036	40,667
1,436,290	1.50%, 07/01/2036	1,233,506
759,530	2.00%, 07/01/2036	670,051
265,905	1.00%, 08/01/2036	223,754
928,673	1.50%, 09/01/2036	797,549
871,489	2.00%, 09/01/2036	768,811
709,992	3.00%, 09/01/2036	654,802
3,740,763	2.00%, 10/01/2036	3,300,014
2,051,551	2.50%, 10/01/2036	1,863,685
2,748,363	1.50%, 12/01/2036	2,360,261
425,978	1.50%, 03/01/2037	365,687
630,797	2.50%, 03/01/2037	572,432
1,267,319	2.00%, 04/01/2037	1,117,932
13,066	5.50%, 11/01/2037	13,113
10,393	5.50%, 12/01/2037	10,365
101,718	3.50%, 10/01/2038	94,297
80,434	5.00%, 12/01/2039	81,163
184,614	5.00%, 02/01/2040	186,287
140,231	5.00%, 05/01/2040	141,498
259,531	2.50%, 07/01/2040	223,878
224,234	2.50%, 08/01/2040	192,904
77,136	5.00%, 08/01/2040	77,832
417,864	1.50%, 11/01/2040	334,063
540,990	2.00%, 12/01/2040	453,180
722,885	4.00%, 02/01/2041	686,939
807,741	2.00%, 03/01/2041	676,624
114,092	4.00%, 04/01/2041	108,873
266,303	1.50%, 05/01/2041	212,874
385,279	2.50%, 07/01/2041	331,356
563,290	2.00%, 08/01/2041	471,842
1,852,673	2.00%, 10/01/2041	1,550,746
671,656	2.00%, 11/01/2041	562,197
689,949	1.50%, 12/01/2041	551,508
341,417	3.50%, 11/01/2042	313,942
287,220	3.50%, 05/01/2043	263,500
453,648	4.00%, 11/01/2043	431,840
468,240	3.50%, 11/01/2044	430,575
1,167,878	3.00%, 04/01/2045	1,041,584
793,789	3.00%, 08/01/2045	707,945
413,349	3.50%, 10/01/2045	380,070
282,501	3.50%, 04/01/2046	259,271
2,742,011	3.00%, 02/01/2047	2,435,224
537,049	2.50%, 03/01/2047	455,028
549,191	3.50%, 11/01/2047	502,269
548,777	4.00%, 11/01/2047	519,339
414,682	4.00%, 03/01/2048	392,547
1,158,531	3.50%, 08/01/2048	1,059,574
234,348	4.00%, 08/01/2048	221,340
163,917	4.50%, 08/01/2048	157,669
160,327	4.00%, 09/01/2048	151,613
3,343,815	4.00%, 11/01/2048	3,160,369
72,967	4.00%, 01/01/2049	69,044
1,437,913	3.50%, 05/01/2049	1,311,485
4,822,550	3.50%, 06/01/2049	4,390,288
631,542	5.50%, 06/01/2049	630,080
354,028	4.50%, 08/01/2049	342,484
639,277	5.00%, 08/01/2049	631,716
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 366,054	3.00%, 09/01/2049	$ 321,366
517,150	4.00%, 09/01/2049	486,160
820,194	2.50%, 10/01/2049	693,006
344,796	3.00%, 10/01/2049	304,019
76,684	3.50%, 10/01/2049	69,738
201,774	4.00%, 10/01/2049	189,798
1,102,088	4.50%, 11/01/2049	1,066,123
2,076,767	3.50%, 12/01/2049	1,888,363
1,638,526	3.00%, 02/01/2050	1,442,003
154,723	3.00%, 03/01/2050	136,860
216,665	5.00%, 03/01/2050	213,653
397,523	3.00%, 04/01/2050	348,762
632,923	3.50%, 04/01/2050	575,605
1,711,045	2.50%, 05/01/2050	1,445,933
770,708	4.00%, 05/01/2050	726,695
3,095,455	2.50%, 07/01/2050	2,615,804
115,962	4.00%, 07/01/2050	108,749
922,053	4.50%, 07/01/2050	886,130
1,333,764	2.00%, 08/01/2050	1,086,347
3,238,871	3.00%, 08/01/2050	2,840,009
6,201,107	2.00%, 09/01/2050	5,050,847
3,162,199	2.50%, 09/01/2050	2,672,184
3,959,407	3.00%, 09/01/2050	3,469,242
229,384	3.50%, 09/01/2050	208,114
107,991	4.00%, 09/01/2050	101,184
1,031,560	2.50%, 10/01/2050	871,718
1,152,266	1.50%, 11/01/2050	885,109
7,406,403	2.00%, 11/01/2050	6,032,508
2,017,239	1.50%, 12/01/2050	1,549,529
532,854	3.00%, 12/01/2050	467,160
5,635,407	2.00%, 01/01/2051	4,590,031
587,539	2.50%, 01/01/2051	496,494
3,896,589	1.50%, 03/01/2051	2,992,801
7,806,160	2.00%, 03/01/2051	6,354,408
898,117	1.50%, 04/01/2051	689,803
604,187	2.50%, 04/01/2051	510,145
2,419,174	2.00%, 05/01/2051	1,968,130
3,853,503	2.50%, 05/01/2051	3,251,262
1,094,822	1.50%, 06/01/2051	840,881
1,389,614	3.50%, 06/01/2051	1,254,809
3,680,287	2.00%, 08/01/2051	2,992,377
1,584,553	2.50%, 08/01/2051	1,335,923
5,428,663	2.50%, 09/01/2051	4,576,874
2,310,536	1.50%, 10/01/2051	1,774,608
10,896,479	2.00%, 10/01/2051	8,854,663
9,739,497	2.50%, 10/01/2051	8,206,354
9,372,643	2.00%, 11/01/2051	7,614,517
5,116,871	2.50%, 11/01/2051	4,309,759
2,617,084	2.00%, 12/01/2051	2,125,867
4,324,515	2.50%, 12/01/2051	3,640,358
3,031,600	3.00%, 12/01/2051	2,650,699
2,396,882	2.00%, 01/01/2052	1,946,638
1,398,468	2.50%, 01/01/2052	1,176,967
2,384,980	2.50%, 02/01/2052	2,006,927
12,954,041	2.00%, 03/01/2052	10,509,371
2,808,031	3.00%, 03/01/2052	2,453,529
431,330	3.50%, 03/01/2052	388,945
5,352,548	2.50%, 04/01/2052	4,502,289

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,351,652	3.50%, 04/01/2052	$ 3,022,942
9,201,324	3.00%, 05/01/2052	8,028,020
2,200,590	3.50%, 06/01/2052	1,984,454
609,339	4.50%, 06/01/2052	582,126
4,756,347	4.00%, 08/01/2052	4,416,352
3,386,223	4.50%, 09/01/2052	3,234,998
1,589,709	5.00%, 09/01/2052	1,550,613
1,750,000	4.00%, 10/01/2052	1,625,714
475,000	5.50%, 10/01/2052	473,633
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	958,222
	Series K061 Class A2
1,882,000	3.35%, 11/25/2026(d)	1,801,748
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,036,987
	Series K077 Class A2
2,750,000	3.85%, 05/25/2028(d)	2,655,145
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,257,554
	Series K098 Class A2
1,000,000	2.43%, 08/25/2029	879,945
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	1,776,620
	Series K104 Class A2
300,000	2.25%, 01/25/2030	258,037
	Series K127 Class A2
500,000	2.11%, 01/25/2031	413,646
	Series K154 Class A2
1,500,000	3.42%, 04/25/2032	1,402,302
	Series K729 Class AM
1,500,000	3.20%, 11/25/2024	1,454,822
	Federal National Mortgage Association
35	8.00%, 11/01/2022	35
1,216,343	2.50%, 06/01/2028	1,146,679
18,898	6.00%, 01/01/2029	19,229
276,454	3.00%, 03/01/2029	264,845
206,311	3.50%, 04/01/2029	196,557
112,451	3.50%, 09/01/2029	107,126
153,912	4.00%, 09/01/2030	146,852
473,363	3.00%, 10/01/2030	446,305
74,202	8.00%, 10/01/2030	77,075
1,044,582	2.50%, 09/01/2031	969,205
273,995	2.00%, 10/01/2031	245,376
133,892	3.50%, 01/01/2032	126,330
89,603	3.50%, 02/01/2032	84,946
34,740	6.50%, 06/01/2032	35,803
393,132	3.00%, 08/01/2032	366,388
40,013	6.50%, 08/01/2032	41,238
1,317,169	3.00%, 10/01/2032	1,227,544
111,496	3.00%, 11/01/2032	102,751
403,797	2.50%, 01/01/2033	374,734
427,811	3.00%, 02/01/2033	394,183
145,951	5.50%, 03/01/2033	149,672
20,681	5.00%, 09/01/2033	20,673
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,979,988	3.00%, 12/01/2033	$ 1,846,598
31,348	5.50%, 01/01/2034	31,660
165,546	4.00%, 02/01/2034	158,021
257,852	3.50%, 03/01/2034	244,459
105,443	5.50%, 03/01/2034	107,032
95,187	5.50%, 05/01/2034	98,057
463,189	3.50%, 07/01/2034	439,835
227,325	2.50%, 09/01/2034	206,824
28,224	5.50%, 02/01/2035	29,072
320,417	3.00%, 03/01/2035	295,306
999,550	3.00%, 04/01/2035	929,921
296,022	5.00%, 05/01/2035	298,333
895,691	2.50%, 06/01/2035	813,716
372,915	3.50%, 06/01/2035	353,778
6,027	5.00%, 07/01/2035	6,054
585,448	2.00%, 09/01/2035	516,496
58,120	5.00%, 09/01/2035	58,499
845,156	1.50%, 10/01/2035	725,625
64,950	5.00%, 10/01/2035	65,461
42,337	6.00%, 10/01/2035	44,481
52,241	5.50%, 11/01/2035	53,929
1,980,273	2.00%, 12/01/2035	1,747,086
963,771	2.50%, 01/01/2036	875,593
921,568	1.50%, 02/01/2036	791,496
1,648,763	2.00%, 02/01/2036	1,454,579
444,918	3.50%, 04/01/2036	417,710
50,626	6.00%, 04/01/2036	53,055
940,978	1.50%, 05/01/2036	808,142
1,564,438	2.00%, 05/01/2036	1,380,162
790,833	2.50%, 05/01/2036	718,432
2,186,891	2.00%, 06/01/2036	1,929,272
4,931,051	2.50%, 06/01/2036	4,479,635
1,142,443	1.50%, 07/01/2036	980,819
3,646	6.50%, 08/01/2036	3,758
1,675,193	1.50%, 09/01/2036	1,438,147
3,275,190	2.00%, 09/01/2036	2,889,325
183,790	1.00%, 10/01/2036	155,382
2,466,599	1.50%, 10/01/2036	2,117,562
405,768	2.00%, 11/01/2036	357,959
37,111	5.50%, 11/01/2036	38,334
468,752	6.00%, 12/01/2036	487,705
2,128,444	1.50%, 01/01/2037	1,827,873
2,242,192	2.00%, 01/01/2037	1,977,959
859,903	3.00%, 01/01/2037	785,962
1,639,504	2.00%, 02/01/2037	1,446,777
1,449,070	2.00%, 03/01/2037	1,278,387
1,170,948	3.00%, 04/01/2037	1,088,132
291,232	3.00%, 05/01/2037	270,627
691,199	3.50%, 07/01/2037	654,556
30,482	5.00%, 07/01/2037	30,642
166,375	5.50%, 08/01/2037	171,751
258,621	5.50%, 01/01/2038	267,128
128,210	6.00%, 03/01/2038	134,788
63,597	5.50%, 07/01/2038	65,693
41,379	2.50%, 05/01/2039	35,741
38,063	6.00%, 05/01/2039	39,992
285,487	4.50%, 08/01/2039	279,197
331,567	5.00%, 08/01/2039	334,191

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 286,353	5.00%, 12/01/2039	$ 288,619
141,597	4.50%, 03/01/2040	138,361
639,917	2.50%, 05/01/2040	552,341
889,356	3.00%, 05/01/2040	819,873
197,459	5.00%, 06/01/2040	196,276
160,226	4.50%, 08/01/2040	156,986
531,735	2.00%, 09/01/2040	445,770
302,751	2.50%, 09/01/2040	261,234
973,378	2.00%, 11/01/2040	815,611
102,417	4.50%, 11/01/2040	100,340
142,724	5.00%, 11/01/2040	143,851
330,856	1.50%, 01/01/2041	264,708
591,911	2.00%, 02/01/2041	495,919
1,344,582	4.00%, 02/01/2041	1,278,651
551,428	4.50%, 03/01/2041	539,581
376,053	1.50%, 05/01/2041	300,954
260,941	2.00%, 05/01/2041	218,648
389,268	5.00%, 05/01/2041	392,328
369,272	2.00%, 06/01/2041	309,414
602,216	1.50%, 09/01/2041	481,860
1,258,642	2.50%, 09/01/2041	1,082,496
812,712	1.50%, 10/01/2041	650,155
1,146,055	2.00%, 10/01/2041	959,284
292,935	2.50%, 10/01/2041	251,207
186,660	4.50%, 10/01/2041	182,868
873,446	2.00%, 12/01/2041	731,099
524,064	3.50%, 12/01/2041	480,542
516,505	4.00%, 01/01/2042	492,375
2,945,150	2.00%, 03/01/2042	2,461,473
1,223,167	1.50%, 04/01/2042	974,342
873,423	2.50%, 04/01/2042	747,965
489,704	3.00%, 06/01/2042	434,264
496,318	3.50%, 08/01/2042	453,000
300,904	3.00%, 09/01/2042	270,013
793,895	3.00%, 12/01/2042	711,469
856,642	3.00%, 02/01/2043	768,338
356,675	3.00%, 04/01/2043	319,366
651,740	3.50%, 04/01/2043	593,922
1,470,993	3.50%, 05/01/2043	1,351,149
173,189	4.00%, 07/01/2043	164,580
657,122	3.00%, 08/01/2043	587,288
403,218	3.50%, 08/01/2043	369,496
172,285	4.00%, 09/01/2043	163,708
407,389	3.50%, 08/01/2044	373,422
726,402	4.00%, 08/01/2044	690,175
228,552	4.00%, 06/01/2045	217,137
1,556,553	2.50%, 07/01/2045	1,313,837
478,138	3.50%, 11/01/2045	436,477
1,410,071	3.50%, 02/01/2046	1,295,846
1,506,009	3.00%, 06/01/2046	1,341,721
369,392	2.50%, 10/01/2046	312,917
1,485,986	3.00%, 10/01/2046	1,322,526
296,901	4.00%, 10/01/2046	281,547
829,749	3.00%, 12/01/2046	737,429
396,897	3.50%, 12/01/2046	363,174
334,069	4.00%, 03/01/2047	316,580
397,069	4.00%, 06/01/2047	375,998
296,674	4.00%, 07/01/2047	278,941
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,506,170	3.50%, 10/01/2047	$ 2,289,129
898,598	4.00%, 10/01/2047	848,137
329,885	4.00%, 10/01/2048	311,683
379,446	4.00%, 11/01/2048	358,878
2,805,204	4.50%, 11/01/2048	2,714,368
316,578	5.00%, 11/01/2048	313,144
394,668	4.50%, 02/01/2049	380,866
2,482,760	4.00%, 06/01/2049	2,331,657
2,556,618	4.00%, 07/01/2049	2,422,895
998,533	4.50%, 07/01/2049	963,649
1,609,232	3.50%, 08/01/2049	1,464,653
1,037,046	4.00%, 08/01/2049	973,495
425,654	3.00%, 09/01/2049	374,032
1,041,605	3.50%, 09/01/2049	948,077
984,821	4.50%, 10/01/2049	951,420
1,451,514	3.50%, 11/01/2049	1,327,168
1,513,927	3.00%, 12/01/2049	1,332,904
1,269,701	3.50%, 12/01/2049	1,154,549
949,632	3.00%, 01/01/2050	834,933
366,569	4.00%, 01/01/2050	342,276
3,141,658	3.00%, 03/01/2050	2,758,700
695,781	3.50%, 03/01/2050	635,295
512,684	3.00%, 04/01/2050	449,909
1,562,611	2.50%, 05/01/2050	1,321,976
802,163	3.50%, 05/01/2050	729,915
370,078	4.00%, 06/01/2050	346,866
199,279	4.50%, 06/01/2050	191,434
427,035	2.50%, 07/01/2050	361,074
2,650,981	3.00%, 07/01/2050	2,325,765
573,007	4.00%, 07/01/2050	538,915
4,285,599	2.00%, 08/01/2050	3,494,359
2,450,900	2.50%, 08/01/2050	2,074,660
1,162,145	2.50%, 09/01/2050	983,792
1,436,545	3.00%, 09/01/2050	1,260,213
2,290,310	2.50%, 10/01/2050	1,937,193
3,003,575	1.50%, 11/01/2050	2,311,494
2,757,616	2.00%, 11/01/2050	2,248,024
680,124	2.50%, 11/01/2050	575,216
86,746	4.00%, 12/01/2050	81,070
9,352,511	2.00%, 01/01/2051	7,622,046
646,975	3.50%, 01/01/2051	586,912
3,853,507	2.00%, 02/01/2051	3,140,757
1,576,062	2.50%, 02/01/2051	1,332,341
1,934,578	2.50%, 03/01/2051	1,635,283
550,175	3.50%, 03/01/2051	501,472
1,172,152	1.50%, 04/01/2051	901,515
3,632,491	2.50%, 04/01/2051	3,067,669
2,663,377	2.00%, 05/01/2051	2,168,072
10,096,477	3.00%, 05/01/2051	8,843,675
763,909	1.50%, 06/01/2051	587,497
462,696	2.00%, 06/01/2051	376,651
3,686,410	2.50%, 06/01/2051	3,117,545
10,408,618	2.00%, 07/01/2051	8,469,868
1,242,709	2.50%, 08/01/2051	1,047,869
801,569	3.00%, 08/01/2051	701,972
1,312,117	1.50%, 09/01/2051	1,008,930
13,003,603	2.00%, 09/01/2051	10,575,031
18,052,304	2.50%, 09/01/2051	15,213,543

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,967,717	1.50%, 10/01/2051	$ 1,513,111
17,517,540	2.00%, 10/01/2051	14,246,265
15,348,391	2.50%, 10/01/2051	12,935,605
2,320,104	2.50%, 11/01/2051	1,954,409
4,896,684	3.50%, 11/01/2051	4,431,994
4,767,806	2.00%, 12/01/2051	3,864,692
846,770	2.50%, 12/01/2051	713,093
6,706,626	2.00%, 01/01/2052	5,444,508
2,472,739	2.50%, 01/01/2052	2,081,801
7,342,360	2.00%, 02/01/2052	5,966,175
4,999,549	2.50%, 04/01/2052	4,205,230
3,027,352	3.00%, 04/01/2052	2,642,562
1,286,587	4.00%, 04/01/2052	1,195,497
7,960,187	3.50%, 05/01/2052	7,174,667
1,038,213	4.00%, 05/01/2052	964,914
6,668,113	4.00%, 06/01/2052	6,201,642
7,574,599	3.00%, 07/01/2052	6,606,657
6,270,991	4.50%, 07/01/2052	5,990,936
1,241,125	5.00%, 07/01/2052	1,210,343
990,712	5.50%, 09/01/2052	989,906
2,400,000	5.00%, 10/01/2052	2,340,436
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
848,434	2.64%, 12/25/2026(d)	784,526
	Series 2018-M12 Class A2
350,000	3.77%, 08/25/2030(d)	328,956
	Series 2019-M1 Class A2
1,834,116	3.67%, 09/25/2028(d)	1,740,905
	Series 2019-M22 Class A2
2,123,845	2.52%, 08/25/2029	1,884,265
	Series 2021-M12 Class 2A2
1,000,000	2.20%, 05/25/2033(d)	805,138
	Government National Mortgage Association
1,085	7.00%, 07/15/2025	1,091
1,104	7.50%, 12/15/2025	1,105
29,955	3.50%, 02/15/2026	28,501
103,097	5.00%, 11/15/2033	104,338
17,953	5.50%, 12/15/2035	18,876
26,313	5.00%, 12/20/2035	26,759
51,001	6.00%, 01/20/2036	54,760
56,777	5.50%, 02/20/2036	59,314
352,501	2.50%, 05/20/2036	317,832
164,686	2.00%, 06/20/2036	144,335
230,357	2.00%, 12/20/2036	202,081
345,894	5.00%, 06/15/2039	348,881
103,904	4.00%, 05/20/2040	99,268
89,919	4.50%, 07/20/2040	88,855
86,519	4.50%, 09/20/2040	85,496
367,076	4.00%, 10/15/2040	351,383
168,059	4.00%, 09/15/2041	160,005
35,296	4.50%, 12/20/2041	35,211
708,163	2.50%, 12/20/2042	610,057
187,530	3.00%, 02/15/2043	167,533
2,099,023	3.50%, 06/20/2044	1,949,239
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 770,011	3.50%, 10/20/2044	$ 713,129
638,463	4.50%, 11/20/2044	632,891
562,660	3.50%, 02/20/2046	520,326
186,590	4.00%, 03/20/2046	175,483
695,004	3.00%, 08/20/2046	622,372
2,329,942	3.00%, 09/20/2046	2,092,338
614,055	3.50%, 10/20/2046	567,404
2,820,752	3.00%, 12/20/2046	2,531,904
3,822,212	3.00%, 01/20/2047	3,418,161
4,092,235	3.50%, 04/20/2047	3,770,510
675,144	3.50%, 08/20/2047	622,763
490,881	4.50%, 11/15/2047	479,971
2,423,999	3.00%, 02/20/2048	2,171,742
158,141	5.00%, 11/20/2048	155,865
2,767,047	4.00%, 12/20/2048	2,593,411
1,458,783	4.50%, 12/20/2048	1,416,339
301,540	4.50%, 03/20/2049	291,554
2,035,582	4.00%, 05/20/2049	1,922,754
154,084	2.50%, 08/20/2049	133,552
162,714	5.00%, 11/20/2049	161,159
480,658	2.50%, 02/20/2050	415,670
1,904,000	3.50%, 04/20/2050	1,748,200
340,984	5.00%, 04/20/2050	338,408
2,041,144	2.50%, 06/20/2050	1,768,820
736,659	4.00%, 06/20/2050	695,457
3,116,143	2.00%, 08/20/2050	2,616,358
4,098,338	2.50%, 08/20/2050	3,541,334
2,078,151	3.00%, 08/20/2050	1,848,364
1,389,259	3.50%, 08/20/2050	1,275,385
211,339	4.00%, 08/20/2050	198,854
484,028	3.00%, 09/20/2050	430,628
715,839	3.50%, 09/20/2050	656,844
313,248	4.00%, 09/20/2050	295,168
1,517,339	2.00%, 10/20/2050	1,273,795
1,522,682	2.50%, 10/20/2050	1,315,092
3,285,876	3.00%, 10/20/2050	2,936,174
1,351,012	3.50%, 11/20/2050	1,246,682
4,104,870	2.00%, 12/20/2050	3,445,737
1,605,859	2.50%, 12/20/2050	1,386,691
516,553	3.50%, 12/20/2050	474,091
1,872,575	2.00%, 02/20/2051	1,571,634
4,405,929	2.00%, 03/20/2051	3,697,065
2,097,558	2.50%, 03/20/2051	1,810,436
501,283	1.50%, 04/20/2051	401,094
2,180,602	2.00%, 04/20/2051	1,829,253
2,410,195	2.50%, 06/20/2051	2,079,680
823,701	2.50%, 08/20/2051	710,914
1,125,199	3.00%, 08/20/2051	999,776
5,169,650	2.00%, 09/20/2051	4,327,465
9,493,473	2.50%, 09/20/2051	8,187,935
2,929,812	2.50%, 10/20/2051	2,526,632
1,407,180	3.00%, 10/20/2051	1,246,397
149,504	5.00%, 10/20/2051	147,024
2,330,888	2.00%, 11/20/2051	1,949,988
921,337	3.00%, 11/20/2051	816,587
1,725,155	3.50%, 11/20/2051	1,572,944
8,911,983	2.50%, 12/20/2051	7,684,424
767,205	4.50%, 12/20/2051	738,988

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,046,647	2.00%, 01/20/2052	$ 3,383,049
2,157,143	3.00%, 01/20/2052	1,910,600
1,163,119	2.00%, 02/20/2052	972,281
3,771,767	3.00%, 02/20/2052	3,340,324
8,176,380	2.00%, 03/20/2052	6,824,157
2,741,798	2.50%, 04/20/2052	2,358,360
1,605,437	3.00%, 04/20/2052	1,421,600
2,347,083	4.00%, 04/20/2052	2,196,059
1,826,376	3.50%, 05/20/2052	1,664,612
990,583	3.50%, 06/20/2052	903,008
3,147,599	4.00%, 06/20/2052	2,944,739
3,297,956	4.50%, 06/20/2052	3,161,595
3,166,578	3.50%, 07/20/2052	2,886,448
1,721,513	5.00%, 08/20/2052	1,688,264
500,000	4.00%, 09/20/2052	467,490
475,000	5.50%, 09/20/2052	476,898
		662,600,211
TOTAL MORTGAGE-BACKED SECURITIES — 29.65% (Cost $795,600,832)		$685,424,355
MUNICIPAL BONDS AND NOTES
1,000,000	City of Houston TX Combined Utility System Revenue Series B 3.83%, 05/15/2028	963,104
50,000	Energy Northwest Series B 2.81%, 07/01/2024	48,971
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,339,470
2,000,000	Port of Morrow OR 2.99%, 09/01/2036	1,588,404
600,000	State of Illinois 5.10%, 06/01/2033	571,536
1,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	891,357
TOTAL MUNICIPAL BONDS AND NOTES — 0.23% (Cost $6,062,696)		$5,402,842
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
1,000,000	0.23%, 01/19/2024	949,373
1,000,000	3.10%, 08/15/2025	967,925
	Federal Home Loan Bank
600,000	5.75%, 06/12/2026	629,692
4,000,000	1.00%, 10/07/2026	3,492,487
1,000,000	1.25%, 12/21/2026	891,271
2,500,000	3.25%, 11/16/2028(b)	2,385,413
	Federal Home Loan Mortgage Corp(b)
5,000,000	1.50%, 02/12/2025	4,685,821
2,000,000	0.38%, 09/23/2025	1,783,712
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 7,000,000	Federal National Mortgage Association(b) 2.13%, 04/24/2026	$ 6,512,038
	Tennessee Valley Authority
1,000,000	0.75%, 05/15/2025	911,571
2,000,000	1.50%, 09/15/2031(b)	1,597,476
1,000,000	4.25%, 09/15/2052	902,197
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.11% (Cost $28,491,167)		$25,708,976
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
19,000,000	1.38%, 09/30/2023	18,462,656
37,000,000	0.13%, 10/15/2023	35,441,953
21,500,000	2.75%, 11/15/2023	21,127,949
29,000,000	2.25%, 01/31/2024	28,227,422
19,000,000	0.13%, 02/15/2024	17,946,836
19,000,000	2.13%, 02/29/2024	18,430,000
7,000,000	0.25%, 03/15/2024	6,601,055
22,000,000	0.38%, 04/15/2024	20,713,516
11,000,000	0.25%, 05/15/2024	10,304,766
1,500,000	2.50%, 05/15/2024	1,456,992
8,000,000	0.38%, 07/15/2024	7,469,688
53,676,000	0.38%, 08/15/2024	49,933,357
9,500,000	2.38%, 08/15/2024	9,173,809
25,000,000	1.50%, 09/30/2024	23,700,195
5,250,000	2.25%, 11/15/2024	5,035,898
17,000,000	1.50%, 11/30/2024	16,037,773
22,000,000	1.38%, 01/31/2025	20,606,094
10,500,000	2.00%, 02/15/2025	9,963,516
13,250,000	2.13%, 05/15/2025	12,550,752
34,000,000	0.25%, 05/31/2025	30,581,406
35,000,000	0.25%, 06/30/2025	31,413,867
20,500,000	0.25%, 07/31/2025	18,323,476
35,500,000	0.25%, 09/30/2025	31,550,625
4,000,000	2.25%, 11/15/2025	3,766,719
20,000,000	0.38%, 11/30/2025	17,732,031
5,500,000	1.63%, 02/15/2026	5,050,762
11,000,000	0.50%, 02/28/2026	9,706,211
32,642,000	0.75%, 08/31/2026	28,626,779
7,000,000	2.00%, 11/15/2026	6,427,969
12,500,000	0.63%, 03/31/2027	10,723,144
11,000,000	0.50%, 04/30/2027	9,356,445
1,500,000	2.38%, 05/15/2027	1,390,313
12,500,000	0.50%, 06/30/2027	10,582,519
10,000,000	2.25%, 08/15/2027	9,192,187
21,000,000	0.38%, 09/30/2027	17,519,414
7,000,000	0.63%, 12/31/2027	5,871,523
6,000,000	2.75%, 02/15/2028	5,618,672
18,000,000	1.13%, 02/29/2028	15,448,359
2,000,000	1.25%, 04/30/2028	1,720,703
9,500,000	2.88%, 05/15/2028	8,928,516
8,000,000	1.25%, 05/31/2028	6,869,375
13,500,000	1.00%, 07/31/2028	11,371,113
32,474,000	1.13%, 08/31/2028	27,492,539

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 1,500,000	3.13%, 11/15/2028	$ 1,425,293
7,000,000	1.38%, 12/31/2028	5,991,289
3,500,000	2.63%, 02/15/2029	3,225,059
6,500,000	2.38%, 05/15/2029	5,881,992
3,000,000	2.75%, 05/31/2029	2,778,164
22,500,000	1.63%, 08/15/2029	19,403,613
4,000,000	3.13%, 08/31/2029	3,796,250
8,000,000	0.63%, 05/15/2030	6,301,875
5,000,000	0.63%, 08/15/2030	3,917,773
9,000,000	0.88%, 11/15/2030	7,169,766
11,000,000	1.13%, 02/15/2031	8,906,992
8,807,000	1.25%, 08/15/2031	7,117,501
2,000,000	1.38%, 11/15/2031	1,625,000
6,000,000	1.88%, 02/15/2032	5,084,063
11,500,000	2.88%, 05/15/2032	10,632,109
9,500,000	1.13%, 05/15/2040	5,936,387
11,000,000	1.13%, 08/15/2040	6,813,984
7,500,000	1.38%, 11/15/2040	4,848,340
21,500,000	1.88%, 02/15/2041	15,228,887
35,901,000	1.75%, 08/15/2041	24,545,906
4,000,000	2.00%, 11/15/2041	2,862,812
14,500,000	2.38%, 02/15/2042	11,110,625
19,500,000	3.25%, 05/15/2042	17,306,250
5,000,000	3.00%, 11/15/2044	4,176,563
13,000,000	2.50%, 02/15/2045	9,910,977
11,500,000	2.50%, 02/15/2046	8,731,465
4,500,000	3.00%, 02/15/2047	3,762,246
3,000,000	2.75%, 11/15/2047	2,399,766
16,500,000	1.25%, 05/15/2050	9,234,844
9,000,000	1.38%, 08/15/2050	5,211,211
10,000,000	1.63%, 11/15/2050	6,208,594
12,500,000	1.88%, 02/15/2051	8,275,391
28,976,000	2.00%, 08/15/2051	19,791,966
4,000,000	1.88%, 11/15/2051	2,645,156
12,000,000	2.25%, 02/15/2052	8,718,750
13,500,000	2.88%, 05/15/2052	11,321,016
2,000,000	3.00%, 08/15/2052	1,725,937
TOTAL U.S. TREASURY BONDS AND NOTES — 40.77% (Cost $1,068,306,272)		$942,472,706
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,256,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(e), 2.57%(f)	4,256,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.19% (Cost $4,256,000)		$4,256,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.44%
$10,200,000	Federal Home Loan Bank(g) 2.64%, 10/03/2022	$ 10,198,527
Repurchase Agreements — 1.70%
8,261,250	Undivided interest of 8.72% in a repurchase agreement (principal amount/value $94,920,325 with a maturity value of $94,944,451) with Bank of Montreal, 3.05%, dated 9/30/22 to be repurchased at $8,261,250 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 8/1/36 - 9/1/52, with a value of $96,818,731.(e)	8,261,250
10,356,424	Undivided interest of 8.77% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $10,356,424 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(e)	10,356,424
10,356,424	Undivided interest of 8.84% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $10,356,424 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 7/1/50 - 9/1/52, with a value of $119,669,111.(e)	10,356,424

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$10,356,424	Undivided interest of 8.84% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $10,356,424 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(e)	$ 10,356,424
		39,330,522
TOTAL SHORT TERM INVESTMENTS — 2.14% (Cost $49,529,049)		$49,529,049
TOTAL INVESTMENTS — 102.17% (Cost $2,729,145,595)		$2,361,928,778
OTHER ASSETS & LIABILITIES, NET — (2.17)%		$(50,277,962)
TOTAL NET ASSETS — 100.00%		$2,311,650,816
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at September 30, 2022.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of September 30, 2022.
(g)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LP	Limited Partnership
REIT	Real Estate Investment Trust
At September 30, 2022, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
JPMorgan Chase & Co	0.77%	08/09/2025	09/20/2021-10/04/2021	$4,719,349	$4,335,256	0.19%
Shell International Finance BV	2.38	11/07/2029	09/13/2021-08/29/2022	1,071,574	984,751	0.04
Shell International Finance BV	6.38	12/15/2038	09/13/2021-10/04/2021	258,414	185,267	0.01
Shell International Finance BV	4.38	05/11/2045	09/13/2021-09/27/2021	177,183	117,655	0.00
Shell International Finance BV	4.00	05/10/2046	09/13/2021-10/04/2021	211,043	139,206	0.01
Shell International Finance BV	3.25	04/06/2050	09/13/2021-10/04/2021	192,558	122,928	0.00
				$6,630,121	$5,885,063	0.25%
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

September 30, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2022